Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 393,962,400
Total Fee Amount	54,406.21
Total Offset Amount	0
Net Fee	$ 54,406.21
Offering Table N/A	N/A
Offset Table N/A	N/A